Segment Information - Schedule of Reconciliation of Total Segment Profit to the Company's Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
		Oct. 17, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting Information [Line Items]
Company's total segment profit			$ 96.8	$ 92.1	$ 466.2		$ 409.9		$ 346.8
Corporate general and administrative expenses					(110.6)		(100.9)		(80.0)
Adjusted depreciation and amortization			(3.6)	(2.8)	(10.5)		(12.2)		(12.4)
Restructuring and other			(27.7)	(4.1)	(132.9)		(27.2)		(6.3)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense	[1]				0.9		8.9		5.2
Content charges	[2]				(1.5)		(8.1)		0.0
Charges related to Russia's invasion of Ukraine	[3]				0.0		0.0		(5.9)
Adjusted share-based compensation expense			(12.6)	(11.7)	(54.8)	[4]	(69.2)	[4]	(70.2)	[4]
Purchase accounting and related adjustments	[5]				(17.1)		(61.6)		(65.3)
Operating income			15.6	37.0	139.7		139.6		111.9
Interest expense			(58.6)	(49.9)	(222.5)		(162.6)		(115.0)
Interest and other income			5.1	2.2	19.2		6.4		28.0
Other expense			(1.4)	(3.8)	(20.0)		(21.2)		(8.6)
Loss on extinguishment of debt			(1.0)	0.0	(1.3)		(1.3)		(3.4)
Gain on investments, net					3.5		44.0		1.3
Equity interests income (loss)		$ 43.4	0.9	(0.3)	8.7		0.5		(3.0)
Loss before income taxes			(39.4)	(14.8)	$ (72.7)		$ 5.4		$ 11.2
Operating segments
Segment Reporting Information [Line Items]
Company's total segment profit			96.8	92.1
Corporate
Segment Reporting Information [Line Items]
Corporate general and administrative expenses			(31.0)	(24.5)
Corporate and reconciling items
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization			(3.6)	(2.8)
Restructuring and other			(27.7)	(4.1)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense			2.0	(0.1)
Content charges			0.0	(0.4)
Unallocated rent cost included in direct operating expense			(5.2)	0.0
Adjusted share-based compensation expense			(12.6)	(11.7)
Purchase accounting and related adjustments			$ (3.1)	$ (11.5)

[1]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[2]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
[3]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.
[4]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[5]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: